Share Capital and Reserves (Tables)	6 Months Ended
Dec. 31, 2021
Share Capital and Reserves [Abstract]
Schedule of company’s capital transactions
	Shares	Issued capital
	#	$
Balance - June 30, 2020	13,008,006	5,745,369
Warrants exercised	2,170	4,883
Balance – June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering	3,680,000	34,988,520
Conversion of convertible debt	751,163	854,656
Warrants exercised	159,736	239,720
Share issue costs	-	(3,932,926)
Fair value of warrants exercised	-	24,861
Balance December 31, 2021	17,601,075	37,925,083

Schedule of common share purchase warrants transactions and outstanding
Grant Date	Exercise price	Balance 30-Jun-20	Issued	Exercised	Balance 31-Dec-21	Expiry Dates
November 29, 2018	$1.50	400,000	-	(50,000)	350,000	November 23, 2023
December 3, 2018	$1.25	32,000	-	-	32,000	November 23, 2023
December 3, 2018	$1.25	16,000	-	-	16,000	November 23, 2023
December 31, 2018	$2.25	71,427	-	-	71,427	November 23, 2023
February 8, 2021	$1.50	198,734	-	(94,736)	103,998	November 23, 2023
February 8, 2021	$1.50	15,000	-	(15,000)	-	November 23, 2023
February 22, 2021	$1.50	147,364	-	-	147,364	November 23, 2023
November 23, 2021	US 9.375	-	184,000	-	184,000	November 23, 2026
Total		880,525	184,000	(159,736)	904,789

Schedule of stock options issued and outstanding
	Number of stock options	Weighted average exercise price
	#	$
Balance at June 30, 2019 (1)	1,040,000	$2.50
Option cancelled	(220,000)	2.50
Balance June 30, 2020	820,000	2.50
Options cancelled	(160,000)	2.50
Options reinstated (2)	160,000	2.50
Balance at June 30, 2021	820,000	2.50
Options granted (3)	1,269,386	9.46
Balance at December 31, 2021	2,089,386	6.73

(1)	The options vested on issuance and have an expiry date of May 24, 2023.

(2)	160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.

(3)	Exercisable at US$ 7.50